Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Operating Segment Revenue, Net Income
The following reconciliation presents operating segment revenue, net income, and significant segment expenses:

	Three Months Ended March 31,
	2024	2025

Revenue	$275,410	$329,308

Less:

Employee expenses (excluding share-based compensation expense)	61,584	72,380

Share-based compensation expense	5,945	3,968

Other segment items (1)	195,270	234,417

Depreciation and amortization	4,751	5,267

Interest expense	765	170

Income taxes	—	3,833

Segment net income	$7,095	$9,273

Reconciliation of net income to consolidated statements of operations

Adjustments and reconciling items	—	—

Consolidated net income	$7,095	$9,273

(1)
Other segment items included in operating segment net income include product expenses, legal expenses, rent and auto lease expenses, utilities
expenses, maintenance expenses, and other overhead expenses.

The following reconciliation presents operating segment revenue, net income (loss), and significant segment expenses:

	Operating Segment
	2023	2024

Revenue	$1,046,193	$1,228,409

Less:

Employee expenses (excluding share-based compensation expense)	234,730	268,621

Share-based compensation expense (income)	(6,090)	131,490

Other segment items(1)	758,740	871,725

Depreciation and amortization	18,234	19,772

Interest expense	2,859	3,278

Income taxes	—	4,556

Segment net income (loss)	$37,720	$(71,033)

Reconciliation of net income (loss) to consolidated statements of operations

Adjustments and reconciling items	—	—

Consolidated net income (loss)	$37,720	$(71,033)

(1)
Other segment items included in operating segment net income include product expenses, legal expenses, rent and auto lease expenses, utilities expenses, maintenance expenses, and other overhead expenses.